Loans and Obligations - Additional Information (Detail) R$ / shares in Units, $ in Millions			12 Months Ended
	Jan. 01, 2024 BRL (R$)	Aug. 15, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Oct. 10, 2023 BRL (R$) R$ / shares	Oct. 10, 2023 USD ($)
Disclosure In Entirety Of Loans And Obligations [Line Items]
Gain loss due to changes in fair value of contingent consideration			R$ 4,051,000	R$ 13,971,000	R$ 0
Dividends			190,138,000	211,320,000	R$ 255,963,000
Class A Common Stock [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Conversion price of preferred shares | R$ / shares						R$ 13.6
Series A Convertible Preferred Shares [member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Debt instrument face value						R$ 500,550,000	$ 100
Dividend payable						8.00%	8.00%
Increase in dividend payable						10.00%	10.00%
Dividends	R$ 6,993,000
Series A Convertible Preferred Shares [member] | Class A Common Stock [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Conversion price of preferred shares | R$ / shares						R$ 73.5402
Vinci Solues de Investimentos Ltda [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Number of commercial notes issued | shares		80,000
Debt instrument face value		R$ 80,000,000
Debt instrument issue price per note | R$ / shares		R$ 1,000
Number of days after which the commercial notes are eligible for public distribution		90 days
Debt instrument term		5 years
Borrowings maturity		August 15, 2027
Percentage of Daily rates on the basis of which interest is calculated		100.00%
Borrowings terms of interest payment at beginning period		February 15, 2023
Borrowings, adjustment to interest rate basis		2.15%
Vinci Solues de Investimentos Ltda [Member] | SPS Capital Gestao De Recursos Limited A [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Business combination consideration payable liabilities incurred			48,199,000	43,579,000
Vinci Solues de Investimentos Ltda [Member] | SPS Capital Gestao De Recursos Limited A [Member] | Two Thousand And Twenty Seven [Member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Business combination contingent consideration liabilities incurred			1,700,000
Vinci Solues de Investimentos Ltda [Member] | SPS Capital Gestao De Recursos Limited A [Member] | Contingent consideration [member]
Disclosure In Entirety Of Loans And Obligations [Line Items]
Gain loss due to changes in fair value of contingent consideration			R$ 15,872,000	R$ 13,971,000